FINANCING RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Schedule of Loans Receivable [Table Text Block]
Financing receivables consist of the following:

	At June 30,
	2015	2014
	(In thousands)
Residential real estate
One- to four-family	$141,052	$129,484
Multi-family	19,296	23,645
Construction	4,078	2,880
Nonresidential real estate – commercial and office buildings	47,929	48,769
Agricultural	5,161	3,456
Land	2,985	3,391
Commercial	4,038	4,514
Consumer	34,880	34,669
	259,419	250,808

Less:
Allowance for losses	5,124	5,459
Undisbursed portion of loans in process	1,653	2,083
Deferred loan costs, net	(1,186)	(1,118)
	$253,828	$244,384

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following table provides information with respect to nonaccrual loans.

	At June 30,
	2015	2014
	(In thousands)
Nonaccrual loans:
One- to four-family – owner occupied	$1,238	$1,672
One- to four-family – non-owner occupied	483	116
Multi-family residential real estate	—	—

Nonresidential real estate – commercial and office buildings	775	3,116
Land	151	20
Consumer	458	633
Commercial	—	—
Restructured nonaccrual loans:
One- to four-family – owner occupied	$948	$1,364
One- to four-family – non-owner occupied	—	188
Multi-family residential real estate	—	1,200
Nonresidential real estate – commercial and office buildings	2,437	1,639
Total nonperforming loans	$6,490	$9,948
Number of nonaccrual loans	56	76

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following tables summarize TDRs by loan type and accrual status.

At June 30, 2015
			Total
			unpaid				Average
	Loan Status		principal	Related	Recorded	Number	Recorded
(In thousands)	Accrual	Nonaccrual	balance	allowance	investment	of loans	investment
One- to four-family residential real estate	$1,148	$948	$2,096	$—	$2,096	20	$2,160
Multi-family residential real estate	724	—	724	—	724	4	1,188
Nonresidential real estate	2,717	2,437	5,154	120	5,034	8	4,329

Total	$4,589	$3,385	$7,974	$120	$7,854	32	$7,677

At June 30, 2014
			Total
			unpaid				Average
	Loan Status		principal	Related	Recorded	Number	Recorded
(In thousands)	Accrual	Nonaccrual	balance	allowance	investment	of loans	investment
One- to four-family residential real estate	$947	$1,552	$2,499	$-	$2,499	21	$3,382
Multi-family residential real estate	1,663	1,200	2,863	-	2,863	7	5,607
Nonresidential real estate	3,008	1,639	4,647	120	4,527	11	5,404

Total	$5,618	$4,391	$10,009	$120	$9,889	39	$14,393

Interest and Other Income [Table Text Block]
Interest income recognized on TDRs is as follows:

	For the year	For the year
	ended	ended
	June 30, 2015	June 30, 2014

One- to four-family residential real estate	$27	$55
Multi-family residential real estate	72	257
Nonresidential real estate	122	132
Construction	—	—
Commercial	—	—
Consumer	—	—
Total	$221	$444

Schedule Of Financing Receivable Troubled Debt Restructurings Rollforward [Table Text Block]
The following table is a rollforward of activity in our TDRs for the fiscal years ended June 30, 2015 and 2014.

	2015		2014
(Dollar amounts in thousands)	Recorded Investment	Number of Loans	Recorded Investment	Number of Loans
Beginning balance	$9,889	30	$18,915	42
Additions to TDRs	1,690	3	20	—
Removals	(3,031)	(8)	(7,434)	(12)
Charge offs	(8)	—	(438)	—
Payments	(686)	—	(1,174)	—
	$7,854	25	$9,889	30

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table illustrates certain disclosures required by ASC 310-10-50-11B(c), (g) and (h).

Allowance for Credit Losses and Recorded Investment in Loans Receivable
For the year ended June 30, 2015
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Allowance for Credit Losses:
Beginning Balance:	$1,196	$564	$201	$929	$2,508	$5	$19	$37	$5,459
Charge offs	(47)	(153)	(3)	—	(466)	—	—	(9)	$(678)
Recoveries	79	113	62	—	434	—	—	4	$692
Provision (credit)	120	(7)	(130)	(455)	110	(1)	(3)	17	$(349)

Ending Balance:	$1,348	$517	$130	$474	$2,586	$4	$16	$49	$5,124

Balance, Individually Evaluated	$—	$—	$—	$—	$120	$—	$—	$—	$120

Balance, Collectively Evaluated	$1,348	$517	$130	$474	$2,466	$4	$16	$49	$5,004

Financing receivables:
Ending Balance	$127,084	$34,880	$13,968	$19,296	$47,929	$4,078	$2,985	$9,199	$259,419

Ending Balance: individually evaluated for impairment	$3,159	$458	$659	$724	$5,928	$-	$151	$-	$11,079

Ending Balance: collectively evaluated for impairment	$117,736	$31,511	$12,995	$18,572	$41,851	$4,078	$2,810	$8,863	$238,416

Ending Balance: loans acquired at fair value	$6,189	$2,911	$314	$—	$150	$—	$24	$336	$9,924

Allowance for Credit Losses and Recorded Investment in Loans Receivable
For the year ended June 30, 2014
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Allowance for Credit Losses:
Beginning Balance:	$942	$553	$215	$1,286	$2,386	$10	$17	$34	$5,443
Charge offs	(554)	(159)	(52)	(430)	(30)	—	(15)	(4)	$(1,244)
Recoveries	436	133	3	644	29	—	24	3	$1,272
Other adjustment	8	4	—	—	108	—	—	—	$120
Provision (credit)	364	33	35	(571)	15	(5)	(7)	4	$(132)

Ending Balance:	$1,196	$564	$201	$929	$2,508	$5	$19	$37	$5,459

Balance, Individually Evaluated	$—	$—	$—	$—	$120	$—	$—	$—	$120

Balance, Collectively Evaluated	$1,196	$564	$201	$929	$2,388	$5	$19	$37	$5,339

Financing receivables:
Ending Balance	$114,486	$34,669	$14,998	$23,645	$48,769	$2,880	$3,391	$7,970	$250,808

Ending Balance: individually evaluated for impairment	$3,425	$544	$503	$2,863	$7,763	$—	$20	$—	$15,118

Ending Balance: collectively evaluated for impairment	$103,417	$30,358	$13,932	$20,782	$40,747	$2,880	$3,346	$7,453	$222,915

Ending Balance: loans acquired at fair value	$7,644	$3,767	$563	$—	$259	$—	$25	$517	$12,775

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table illustrates certain disclosures required by ASC 310-10-50-29(b) at June 30, 2015 and 2014.

At June 30, 2015:

Credit Risk Profile by Internally Assigned Grade
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Grade:

Pass	$118,671	$33,016	$7,352	$16,167	$33,913	$3,060	$1,867	$7,442	$221,488

Watch	4,371	1,219	5,479	2,405	5,931	1,018	77	1,757	22,257

Special mention	805	187	142	—	2,062	—	890	—	4,086

Substandard	3,237	458	995	724	6,023	—	151	—	11,588

Total:	$127,084	$34,880	$13,968	$19,296	$47,929	$4,078	$2,985	$9,199	$259,419

At June 30, 2014:

Credit Risk Profile by Internally Assigned Grade
	One- to Four- Family Mortgage Owner Occupied	Consumer	One- to Four- Family Mortgage Nonowner- Occupied	Multi- Family Mortgage	Non- Residential Real Estate	Construction	Land	Commercial and Agricultural	Total
	(In thousands)
Grade:

Pass	$104,266	$32,898	$9,210	$16,573	$29,539	$2,880	$1,591	$5,951	$202,908

Watch	6,067	913	4,531	3,867	9,001	—	723	2,019	27,121

Special mention	370	120	753	342	2,368	—	1,057	—	5,010

Substandard	3,783	738	504	2,863	7,861	—	20	—	15,769

Total:	$114,486	$34,669	$14,998	$23,645	$48,769	$2,880	$3,391	$7,970	$250,808

Past Due Financing Receivables [Table Text Block]
The following table illustrates certain disclosures required by ASC 310-10-50-7A for gross loans.

At June 30, 2015:

Age Analysis of Past Due Loans Receivable
	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
		(In thousands)
One- to four-family mortgage – owner occupied	$640	$523	$230	$1,393	$125,691	$127,084
Consumer	238	187	72	497	34,383	34,880
One- to four-family mortgage - nonowner- occupied	188	37	483	708	13,260	13,968
Multi-family mortgage	—	—	—	—	19,296	19,296
Nonresidential real estate mortgage – commercial and office buildings	—	—	—	—	47,929	47,929
Construction	—	—	—	—	4,078	4,078
Land	—	—	135	135	2,850	2,985
Commercial and agricultural	3	—	—	3	9,196	9,199
Total	$1,069	$747	$920	$2,736	$256,683	$259,419

At June 30, 2014:

Age Analysis of Past Due Loans Receivable
	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total current	Total loans receivable
		(In thousands)
One- to four-family mortgage – owner occupied	$1,590	$165	$440	$2,195	$112,291	$114,486
Consumer	175	119	7	301	34,368	34,669
One- to four-family mortgage - nonowner- occupied	304	809	60	1,173	13,825	14,998
Multi-family mortgage	342	—	1,200	1,542	22,103	23,645
Nonresidential real estate mortgage – commercial and office buildings	161	75	829	1,065	47,704	48,769
Construction	—	—	—	—	2,880	2,880
Land	—	168	—	168	3,223	3,391
Commercial and agricultural	12	—	—	12	7,958	7,970
Total	$2,584	$1,336	$2,536	$6,456	$244,352	$250,808

Impaired Financing Receivables [Table Text Block]
The following table illustrates certain disclosures required by ASC 310-10-50-15.

Impaired Loans For the year ended June 30, 2015
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
(In thousands)
With an allowance recorded:
One- to four-family mortgage – owner occupied	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—
One- to four-family mortgage - nonowner-occupied	—	—	—	—	—
Multi-family mortgage	—	—	—	—	—
Nonresidential real estate mortgage – commercial and office buildings	1,863	1,983	(120)	69	1,864

Construction	—	—	—	—	—

Land	—	—	—	—	—

Commercial and agricultural	—	—	—	—	—
Total	$1,863	$1,983	$(120)	$69	$1,864

	Impaired Loans For the year ended June 30, 2015
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)
Without an allowance recorded:
One- to four-family mortgage – owner occupied	$3,158	$3,640	$—	$43	$3,489
Consumer	458	982	—	7	506
One- to four-family mortgage - nonowner-occupied	659	659	—	—	546
Multi-family mortgage	724	2,059	—	72	1,188
Nonresidential real estate mortgage – commercial and office buildings	3,946	7,351	—	53	4,684

Construction	—	—	—	—	—

Land	151	159	—	—	135

Commercial and agricultural	—	11	—	—	—
Total	$9,096	$14,861	$—	$175	$10,548

	Impaired Loans For the year ended June 30, 2015
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)

Total:
One- to four-family mortgage – owner occupied	$3,158	$3,640	$—	$43	$3,489
Consumer	458	982	—	7	506
One- to four-family mortgage - nonowner-occupied	659	659	—	—	546
Multi-family mortgage	724	2,059	—	72	1,188
Nonresidential real estate mortgage – commercial and office buildings	5,809	9,334	(120)	122	6,548

Construction	—	—	—	—	—

Land	151	159	—	—	135

Commercial and agricultural	—	11	—	—	—
Total	$10,959	$16,844	$(120)	$244	$12,412

	Impaired Loans For the year ended June 30, 2014
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)
With an allowance recorded:
One- to four-family mortgage – owner occupied	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—
One- to four-family mortgage - nonowner-occupied	—	—	—	5	164
Multi-family mortgage	—	—	—	56	2,535
Nonresidential real estate mortgage – commercial and office buildings	1,867	1,987	(120)	52	2,115

Construction	—	—	—	—	—

Land	—	—	—	—	—

Commercial and agricultural	—	—	—	—	—

Total	$1,867	$1,987	$(120)	$113	$4,814

	Impaired Loans For the year ended June 30, 2014
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)
Without an allowance recorded:
One- to four-family mortgage – owner occupied	$3,783	$4,380	$—	$65	$4,244
Consumer	634	1,163	—	25	591
One- to four-family mortgage - nonowner-occupied	504	617	—	25	874
Multi-family mortgage	2,863	4,602	—	202	4,365
Nonresidential real estate mortgage – commercial and office buildings	5,775	9,566	—	81	5,084

Construction	—	—	—	—	—

Land	19	28	—	—	24

Commercial and agricultural	—	8	—	—	1

Total	$13,578	$20,364	$—	$398	$15,183

	Impaired Loans For the year ended June 30, 2014
	Recorded investment	Unpaid principal balance	Specific allowance	Interest income recognized	Average recorded investment
	(In thousands)

Total:
One- to four-family mortgage – owner occupied	$3,783	$4,380	$—	$65	$4,244
Consumer	634	1,163	—	25	591
One- to four-family mortgage - nonowner-occupied	504	617	—	30	1,038
Multi-family mortgage	2,863	4,602	—	258	6,900
Nonresidential real estate mortgage – commercial and office buildings	7,642	11,553	(120)	133	7,199

Construction	—	—	—	—	—

Land	19	28	—	—	24

Commercial and agricultural	—	8	—	—	1

Total	$15,445	$22,351	$(120)	$511	$19,997

Certain Loans Acquired In Transfer Accounted For As Debt Securities Accretable Yield Movement Schedule [Table Text Block]
The following table depicts the accretable yield (in thousands) at the beginning and end of the period.

Balance, June 30, 2013	$869
Accretion	70
Other adjustment	(8)
Balance, June 30, 2014	$807
Accretion	216
Balance, June 30, 2015	$591